Ordinary Shares (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Ordinary Share [Line Items]
Number of ordinary shares issued	536,608,446
Number of ordinary shares outstanding	536,608,446
Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued	127,521,446	131,860,314
Number of ordinary shares outstanding	127,521,446	131,860,314
Voting rights	Each Class A ordinary share is entitled to 1 vote
Conversion term	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued	409,087,000	409,087,000
Number of ordinary shares outstanding	409,087,000	409,087,000
Voting rights	Each Class B ordinary share is entitled to 10 votes
Conversion term	Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof